Fees Summary	Jul. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,082,000.00
Previously Paid Amount	0.00
Total Fee Amount	165.65
Total Offset Amount	0.00
Net Fee	165.65
Narrative - Max Aggregate Offering Price	$ 1,082,000.00
Final Prospectus	true